GENERAL (Schedule of Acquisition of U.S. Quartz Products, Inc.) (Details) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 18, 2011 U.S. Quartz Products, Inc. [Member]		May 18, 2011 U.S. Quartz Products, Inc. [Member] Distribution Relationships [Member]		May 18, 2011 U.S. Quartz Products, Inc. [Member] Customer Relationships [Member]		May 18, 2011 U.S. Quartz Products, Inc. [Member] Distribution Agreement [Member]		May 18, 2011 U.S. Quartz Products, Inc. [Member] Backlog- Customer Relationships [Member]		May 18, 2011 U.S. Quartz Products, Inc. [Member] Backlog- Distribution Relationships [Member]
Business Acquisition [Line Items]
Current assets				$ 22,452
Deferred taxes				2,604
Property and equipment				1,794
Long-term liabilities				185
Intangible assets						739	[1]	2,352	[2]	14,376	[3]	146	[4]	84	[5]
Goodwill	39,702	42,955	42,442	18,460	[6]
Total assets acquired				63,192
Current liabilities				18,510
Long-term liabilities				6,291
Deferred taxes				5,374
Total liabilities assumed				30,175
Net assets acquired				33,017
Total consideration				$ 33,017
Expected useful life						7 years 7 months 6 days	[1]	7 years 7 months 6 days	[2]	7 years 7 months 6 days	[3]	29 days	[4]	29 days	[5]

[1]	Distribution relationships-the fair value of the distribution relationships was measured using the Multi Period Excess Earnings Method approach (the "MPEEM approach"), which is a form of discounted cash flow analysis. The fair value of the distribution relationships is being amortized according to the revenue projections.
[2]	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.
[3]	Distribution agreement-the fair value of the Distribution Agreement (the reacquired right under ASC 805) was measured using the MPEEM approach. The fair value of the distribution relationships is being amortized over 7.6 years.
[4]	Backlog-customer relationships-the fair value of the backlog attributed to end-customers was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).
[5]	Backlog-distribution relationships-the fair value of the backlog attributed to distributor relationships was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).
[6]	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. The goodwill is related to the strength of the businesses acquired in the quartz surfaces market within the United States. Goodwill is not amortized and is tested for impairment at least annually.